Share Capital - Other - Summary of Other Equity Issuances (Parenthetical) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share issue costs	$ 2,448	$ 2,448
Intangible Asset Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share issue costs	14
Niagara Asset Acquisition
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share issue costs	$ 8